FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 280	$ 257
Fair value change recorded in net income	5	17
Fair value change recorded in other comprehensive income	2	(2)
Additions	0	49
Disposals	0	(41)
Balance at end of period	287	$ 280
Other financial assets - secured debentures
Reconciliation of changes in fair value measurement, assets [abstract]
Additions	$ 49